4. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Schedule of financial assets
	2017	2016

Cash and banks	40,283	92,860
Short term bank deposits:
CDBs/Repurchases	2,920,435	5,035,326

	2,960,718	5,128,186